Offsets	Aug. 05, 2024 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CRISPR Therapeutics AG
Form or Filing Type	S-3
File Number	333-258274
Initial Filing Date	Jul. 29, 2021
Fee Offset Claimed	$ 45,799.81
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Common Shares, CHF 0.03 par value
Unsold Securities Associated with Fee Offset Claimed | shares	378,641,978
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 378,641,978.00
Offset Note	(1) The amount to be registered consists of an indeterminate amount of common shares, debt securities, warrants, units and/or subscription rights. There is also being registered hereunder such currently indeterminate number of (i) common shares or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable debt securities registered hereby or (ii) common shares, debt securities or units as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
Termination / Withdrawal Statement	(8) On September 19, 2018, the registrant filed an Automatic Shelf Registration Statement on Form S-3ASR (File No. 333-227427) and on January 15, 2021, the registrant filed a prospectus supplement, which registered the offer and sale of up to $600,000,000 of the registrant's common shares (the "January 2021 ATM Prospectus") under the terms of an Open Market Sale Agreement with Jefferies LLC, of which $378,641,978 of securities remain unsold (the "Unsold Securities"). At the time of the January 2021 ATM Prospectus (File No. 333-227427), the registrant paid a registration fee of $65,460, which was filed for common shares, CHF 0.03 par value, having an aggregate offering price of up to $600,000,000 that may be issued or sold pursuant to the January 2021 ATM Prospectus. On July 29, 2021, the registrant filed an Automatic Shelf Registration Statement on Form S-3ASR (333-258274) and sales agreement prospectus (the "July 2021 ATM Prospectus"), which carried forward $45,799.81 that was previously paid in connection with the January 2021 ATM Prospectus and that the registrant is carrying forward in connection with this registration statement. As of the date of this registration statement, the registrant has sold $221,358,022 pursuant to the January 2021 ATM Prospectus and July 2021 ATM Prospectus. The registrant is registering the offer and sale of the Unsold Securities pursuant to the January 2021 ATM Prospectus and July 2021 ATM Prospectus.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CRISPR Therapeutics AG
Form or Filing Type	S-3
File Number	333-258274
Filing Date	Jul. 29, 2021
Fee Paid with Fee Offset Source	$ 45,799.81
Offset Note	(9) Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $45,799.81 of the registration fee previously paid in connection with the January 2021 ATM Prospectus and carried forward by the July 2021 ATM Prospectus in connection with the Unsold Securities to offset the registration fees that are payable in connection with the registration of securities on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the July 2021 ATM Prospectus will be deemed terminated as of the date of effectiveness of this registration statement.